Deferred revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred revenue
7.	Deferred revenue:

	2015	2014
Deferred revenue on time charters	$14,271	$21,889
Deferred interest on lease receivable	1,428	4,143
Other deferred revenue	9,230	8,982
Deferred revenue	24,929	35,014
Current portion	(22,199)	(27,671)
Deferred revenue	$2,730	$7,343